SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
May 31, 2012
Asset Acquired and Liabilities Assumed on Acquisition

These acquisitions have been aggregated by year of purchase in the following table:

	Fiscal 2012 Acquisitions			Fiscal 2011 Acquisitions
(In thousands)	Weighted-Average Intangible Asset Amortization Life (In Years)	Total		Weighted-Average Intangible Asset Amortization Life (In Years)	Total
Current assets		$84,693			$15,221
Property, plant and equipment		30,096			3,016
Goodwill	N/A	55,177		N/A	16,265
Tradenames — indefinite lives	N/A	26,986		N/A	—
Other intangible assets	14	43,062		11	13,493
Other long-term assets		3,066			2

Total Assets Acquired		$243,080			$47,997

Liabilities assumed		(64,743)			(9,776)

Net Assets Acquired		$178,337	(1)		$38,221	(2)

(1)	Figure includes cash acquired of $12.3 million.

(2)	Figure includes cash acquired of $0.8 million.

Property, Plant and Equipment

May 31,	2012	2011
(In thousands)
Land	$36,767	$35,481
Buildings and leasehold improvements	291,026	277,268
Machinery and equipment	723,172	685,496

Total property, plant and equipment, at cost	1,050,965	998,245
Less: allowance for depreciation and amortization	632,133	608,218

Property, plant and equipment, net	$418,832	$390,027

Useful Lives

Depreciation is computed primarily using the straight-line method over the following ranges of useful lives:

Land improvements	3 to 30 years
Buildings and improvements	3 to 50 years
Machinery and equipment	1 to 30 years

Major Classes of Inventories

Inventories were composed of the following major classes:

May 31,	2012	2011
(In thousands)
Raw material and supplies	$160,869	$142,133
Finished goods	329,109	320,987

Total Inventory	$489,978	$463,120

Investment (Income) Expenses, Net

Investment (income) expense, net, consists of the following components:

Year Ended May 31,	2012	2011	2010
(In thousands)
Interest (income)	$(5,031)	$(5,058)	$(4,035)
Loss (gain) on sale of marketable securities	862	(9,675)	(2,160)
Other-than-temporary impairment on securities	1,604	693	260
Dividend (income)	(1,621)	(1,642)	(1,641)

Investment (income) expense, net	$(4,186)	$(15,682)	$(7,576)

Other (Income), Net

Other (income), net, consists of the following components:

Year Ended May 31,	2012	2011	2010
(In thousands)
Royalty (income), net	$(1,520)	$(1,249)	$(2,829)
Equity in (income) of unconsolidated affiliates	(8,079)	(1,148)	5

Other (income), net	$(9,599)	$(2,397)	$(2,824)